Interest expenses and similar charges (Tables)	12 Months Ended
Dec. 31, 2018
Interest expenses and similar charges
Schedule of the main items of interest expenses and similar charges

	2016	2017	2018

Deposits from credit institutions	6,145	7,564	7,420
Customer deposits	14,609	24,560	31,913
Marketable debt securities	2,625	3,696	4,244
Subordinated liabilities	1,473	1,600	1,610
Hedging derivatives	167	129	108
Other interest expenses	3,304	4,609	6,294
	28,323	42,158	51,589